Leases	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]
19 LEASES
19.1 Right of use
The balances rolled-forward are set out below:

	Lands	Machinery and equipment	Buildings	Ships and boats	Vehicles	Total
Balances at December 31, 2023	3,380,298	184,813	127,432	1,498,228	5,860	5,196,631
Additions/updates	506,373	157,542	41,235		39,076	744,226
Depreciation (1)	(408,000)	(167,312)	(54,275)	(124,890)	(2,587)	(757,064)
Write-offs (2)	(3,102)					(3,102)
Balances at December 31, 2024	3,475,569	175,043	114,392	1,373,338	42,349	5,180,691
Additions/updates	380,034	39,236	68,633			487,903
Depreciation (1)	(214,881)	(70,313)	(28,110)	(62,445)	(6,782)	(382,531)
Balances at June 30, 2025	3,640,722	143,966	154,915	1,310,893	35,567	5,286,063
(1)The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
(2)Write-off due to cancellation of contracts.
On June 30, 2025, the Company does not have commitments to lease agreements not yet in force.
19.2 Lease liabilities
The balance of lease payables on June 30, 2025, measured at present value and discounted at the respective discount rates are set forth below:

Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	Present value of liabilities
Lands and farms	12.62	April/2053	4,120,231
Machinery and equipment	11.65	April/2035	232,851
Buildings	11.27	March/2031	137,989
Ships and boats	11.25	February/2039	2,258,061
Vehicles	11.10	November/2028	38,865
			6,787,997
(1)To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
(2)Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.
The balances rolled-forward are set out below:

	06/30/2025	12/31/2024
Opening balance	6,972,915	6,243,782
Additions	487,903	744,226
Write-offs (2)		(3,102)
Payments	(713,779)	(1,325,398)
Accrual of financial charges (1)	363,441	700,283
Exchange rate variations	(322,483)	613,124
Closing balance	6,787,997	6,972,915

Current	838,023	872,228
Non-current	5,949,974	6,100,687
(1)On June 30, 2025, the amount of R$133,133 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$223,055 as of December 31, 2024).
(2)Write-off due to cancellation of contracts.
The maturity schedule for future payments not discounted to present value related to lease liabilities is disclosed in Note 4.2.
19.2.1 Amounts recognized in the statement of income for the period
The amounts recognized are set out below:

	06/30/2025	06/30/2024
Expenses relating to short-term assets	1,589	2,578
Expenses relating to low-value assets	34	1,376
	1,623	3,954